N-2	Feb. 24, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001794776
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Palmer Square Capital BDC Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses (as a percentage of offering price):
Sales load	1.00	%(1)
Offering expenses	0.50	%(2)
Dividend reinvestment plan expenses	None	(3)
Total stockholder transaction expenses	1.50%

Sales Load [Percent]	1.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.50%	[2]
Other Transaction Expenses [Percent]	1.50%
Annual Expenses [Table Text Block]
Estimated annual expenses (as a percentage of net assets attributable to common stock):
Base management fee	1.75	%(4)
Investment fees payable under the Advisory Agreement (12.5% of net investment income)	1.56	%(5)
Interest payments on borrowed funds	10.22	%(6)
Other expenses	1.00	%(7)
Total annual expenses (estimated)	14.54%

Management Fees [Percent]	1.75%	[3]
Interest Expenses on Borrowings [Percent]	10.22%	[4]
Distribution/Servicing Fees [Percent]		[5]
Incentive Fees [Percent]	1.56%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.00%	[7]
Total Annual Expenses [Percent]	14.54%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$141	$367	$559	$920

While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. The incentive fee under the Advisory Agreement is not included in the example due to the uncertainty regarding whether or not the incentive fee would be payable given that it is dependent on the Company’s future performance. If we achieve sufficient returns on our investments to trigger an incentive fee of a material amount, our expenses, and returns to our investors, would be higher. The example assumes reinvestment of all distributions at NAV. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, under certain circumstances, reinvestment of dividends and other distributions under our dividend reinvestment plan may occur at a price per share that differs from NAV. See “Dividend Reinvestment Plan” beginning on page 66 of the accompanying prospectus for additional information regarding our dividend reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01	$ 141
Expense Example, Years 1 to 3	367
Expense Example, Years 1 to 5	559
Expense Example, Years 1 to 10	$ 559
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the fees and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, our stockholders will indirectly bear such fees or expenses as our investors.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is estimated for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Palmer Square Capital BDC

We are a financial services company that primarily lends to and invests in corporate debt securities of companies, including small to large private U.S. companies. Our investment objective is to maximize total return, comprised of current income and capital appreciation. Our current investment focus is guided by two strategies that facilitate our investment opportunities and core competencies: (1) investing in corporate debt securities and, to a lesser extent, (2) investing in collateralized loan obligation structured credit funds, or “CLOs”, that typically own corporate debt securities, including the equity and junior debt tranches of CLOs. We may also receive warrants or other rights to acquire equity or similar securities or otherwise purchase such securities in connection with making a debt investment in a company.

We were organized as a Maryland corporation on August 26, 2019 and are structured as an externally managed, non-diversified closed-end management investment company. We have elected to be regulated as a BDC under the 1940 Act. Beginning with our taxable year ended December 31, 2020, we have elected to be treated as a regulated investment company, or a “RIC”, under Subchapter M of the Code, and we expect to qualify as a RIC annually.

Our common stock is traded on the NYSE under the symbol “PSBD.” On February 27, 2025, the last reported sale price of our common stock on the NYSE was $15.42 per share.

Risk Factors [Table Text Block]

RISK FACTORS

You should carefully consider the risks described below and all other information contained in or incorporated by reference into this prospectus supplement and the accompanying prospectus before making a decision to purchase shares of our common stock. The risks and uncertainties described below, in the “Risk Factors” section of the accompanying prospectus and in the other documents incorporated by reference into this prospectus supplement and the accompanying prospectus are not the only risks we face. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.

If any of the risks described below or in the documents incorporated by reference into this prospectus supplement or the accompanying prospectus actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, the trading price of our securities and NAV of our common stock could decline, and you may lose all or part of your investment.

Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.

Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “Use of Proceeds,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.

We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.

Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock

[1]	Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agent will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any shares of our common stock under the Equity Distribution Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus. Our Investment Advisor may bear some or all of the sales load (underwriting discounts and commissions) payable to the Sales Agent in connection with this offering.
[2]	The percentage reflects estimated offering expenses of approximately $500,000 and assumes we sell all $100,000,000 of common stock available under the Equity Distribution Agreement pursuant to this prospectus supplement and the accompanying prospectus. Our Investment Advisor may bear some or all of such offering costs associated with this offering on our behalf.
[3]	Our base management fee is calculated on an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters. For purposes of this table, we have assumed that we maintain no cash or cash equivalents.
[4]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of December 31, 2024. For the month ended December 31, 2024, the weighted average effective interest rate for total outstanding debt was 6.85%. We may borrow additional funds from time to time to make investments based on our Investment Advisor’s assessment of market conditions and other factors at the time of any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[5]	The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan” beginning on page 66 of the accompanying prospectus.
[6]	The amount above reflects the estimated incentive fee based on performance under the terms of the Advisory Agreement. The incentive fee payable to our Investment Advisor will be based on our performance and will not be paid unless we achieve certain goals.
[7]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is estimated for the current fiscal year.